Loss Per Share (Details) - Schedule of loss per share - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic/diluted loss per share
Amount after tax	$ (87,537,224)	$ (8,548,294)	$ (5,920,853)
Weighted average number of ordinary shares outstanding	49,085,580	29,685,079	29,592,181
Loss per share	$ (1.78)	$ (0.29)	$ (0.2)